Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 182,353	¥ 181,992
Less: accumulated depreciation	(54,190)	(48,118)
Property and equipment, net	128,163	133,874
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	96,819	91,390
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	38,194	40,802
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	17,945	16,452
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	25,458	27,932
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 3,937	2,205
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		¥ 3,211